QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
88.50%	COMMON STOCKS

1.33%	COMMUNICATION SERVICES
	Pinterest, Inc.(A)	12,340	$296,283

12.58%	CONSUMER DISCRETIONARY
	BJ’s Restaurants, Inc.(A)	4,502	304,380
	Caesars Entertainment, Inc.(A)	15,023	446,934
	CarMax, Inc.(A)	6,795	389,082
	Kontoor Brands, Inc.	3,664	306,823
	Levi Strauss & Co.	13,643	334,526
	MGM Resorts International(A)	7,302	325,450
	RH(A)	1,814	300,253
	Victoria’s Secret & Co.(A)	4,365	387,088
			2,794,536

8.22%	CONSUMER STAPLES
	The Chefs’ Warehouse, Inc.(A)	2,410	277,993
	Dollar Tree, Inc.(A)	2,280	290,039
	elf Beauty, Inc.(A)	3,822	316,806
	The JM Smucker Co.	2,777	331,185
	Philip Morris International, Inc.	3,202	611,006
			1,827,029

7.39%	ENERGY
	Antero Midstream Corp.	15,553	341,699
	Diamondback Energy, Inc.	1,695	344,000
	ExxonMobil Holdings Corp.	3,988	619,895
	Marathon Petroleum Corp.	1,061	335,775
			1,641,369

11.67%	FINANCIALS
	Block, Inc.(A)	4,674	379,716
	Chubb Ltd.	1,005	352,433
	JPMorgan Chase & Co.	1,663	585,027

QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
	State Street Corp.	3,389	$624,118
	Visa, Inc. Class A	1,779	651,345
			2,592,639

15.64%	HEALTH CARE
	10x Genomics, Inc.(A)	7,613	359,866
	Bruker Corp.	5,561	349,453
	Eli Lilly & Co.	483	554,890
	Illumina, Inc.(A)	1,770	363,027
	Jazz Pharmaceuticals plc(A)	1,101	278,399
	Johnson & Johnson	1,806	462,968
	LifeStance Health Group, Inc.(A)	25,793	270,311
	Novo Nordisk A/S	9,550	449,614
	UnitedHealth Group, Inc.	932	386,221
			3,474,749

9.24%	INDUSTRIALS
	CSX Corp.	11,107	559,793
	Lockheed Martin Corp.	777	452,789
	PACCAR, Inc.	2,514	333,558
	TransUnion	4,240	333,349
	Xylem, Inc.	3,192	373,368
			2,052,857

10.60%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	2,937	340,663
	Cloudflare, Inc.(A)	1,278	356,536
	CrowdStrike Holdings, Inc.(A)	2,070	395,080
	Datadog, Inc. Class A(A)	1,315	352,381
	Palo Alto Networks, Inc.(A)	1,276	423,415
	Snowflake, Inc.(A)	1,659	486,552
			2,354,627

QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
4.93%	MATERIALS
	Air Products and Chemicals, Inc.	1,143	$337,059
	The Scotts Miracle-Gro Co.	4,797	315,067
	Sensient Technologies Corp.	3,591	444,099
			1,096,225
4.64%	REAL ESTATE
	Apple Hospitality REIT, Inc.	21,101	348,378
	Compass, Inc.(A)	29,186	332,429
	Lamar Advertising Co. REIT	2,195	351,112
			1,031,919

2.26%	UTILITIES
	Duke Energy Corp.	4,002	501,971

88.50%	TOTAL COMMON STOCKS		19,664,204
	(Cost: $18,342,055)

9.79%	MONEY MARKET FUND
	First American Money Market Funds 3.583%(B)	2,175,075	2,175,075
	(Cost: $2,175,075)

98.29%	TOTAL INVESTMENTS		21,839,279
	(Cost: $20,517,130)
1.71%	Other assets, net of liabilities(C)		380,897
100.00%	NET ASSETS		$22,220,176

QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

	Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
	Clear Street Derivatives, LLC.	Acadia Healthcare Company, Inc.	Receive	OBFR01(D) +100bps	Monthly	8/17/27	$324,635	$(22,527)
	Clear Street Derivatives, LLC.	Citizens Financial Group, Inc.	Receive	OBFR01(D) +100bps	Monthly	7/13/27	473,033	43,881
	Clear Street Derivatives, LLC.	Rockwell Automation, Inc.	Receive	OBFR01(D) +100bps	Monthly	7/13/27	234,759	12,974
0.15%	TOTAL RETURN SWAP CONTRACTS						$1,032,427	$34,328

(A)Non-income producing.

(B)Effective 7 day yield as of July 31, 2026.

(C)Includes cash which is being held as collateral for total return swap contracts.

(D)OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

REIT - Real Estate Investment Trust.

QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of Short InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
(15.78%)	SECURITIES SOLD SHORT

(14.53%)	COMMON STOCKS SOLD SHORT

(2.70%)	COMMUNICATION SERVICES
	AppLovin Corp.(A)	(279)	$(110,456)
	fuboTV, Inc.(A)	(9,940)	(87,969)
	Netflix, Inc.(A)	(2,182)	(156,471)
	Paramount Skydance Corp.(A)	(8,607)	(68,512)
	Roblox Corp.(A)	(1,600)	(56,960)
	The Trade Desk, Inc.(A)	(6,668)	(120,291)
			(600,659)

(5.22%)	CONSUMER DISCRETIONARY
	Boot Barn Holdings, Inc.(A)	(723)	(107,720)
	Carvana Co.(A)	(1,820)	(113,495)
	Dave & Buster’s Entertainment(A)	(13,371)	(144,942)
	Flutter Entertainment plc(A)	(1,053)	(110,007)
	Kura Sushi USA, Inc.(A)	(1,654)	(76,200)
	Lennar Corp.(A)	(1,352)	(111,337)
	NIKE, Inc.(A)	(3,389)	(141,355)
	Ollie’s Bargain Outlet, Inc.(A)	(1,824)	(134,009)
	Tesla, Inc.(A)	(358)	(111,413)
	Wingstop, Inc.(A)	(840)	(108,772)
			(1,159,250)

(2.19%)	CONSUMER STAPLES
	Albertsons Cos, Inc.(A)	(6,736)	(78,003)
	Beyond Meat, Inc.(A)	(200,202)	(113,314)
	The Hershey Company(A)	(372)	(65,119)
	The Marzetti Company(A)	(1,233)	(131,771)
	Walmart, Inc.(A)	(880)	(97,856)
			(486,063)

QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of Short Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
(0.89%)	FINANCIALS
	Adyen NV(A)	(14,177)	$(143,188)
	Coinbase Global, Inc.(A)	(376)	(54,994)
			(198,182)
(0.50%)	HEALTH CARE
	HCA Healthcare, Inc.(A)	(278)	(111,920)

(0.25%)	INDUSTRIALS
	Saia, Inc.(A)	(161)	(55,968)

(2.10%)	INFORMATION TECHNOLOGY
	CoreWeave, Inc.(A)	(1,805)	(129,545)
	Oracle Corp.(A)	(868)	(112,727)
	Pegasystems, Inc.(A)	(3,696)	(112,913)
	Strategy, Inc. Class A(A)	(1,191)	(111,096)
			(466,281)

(0.68%)	REAL ESTATE
	Zillow Group, Inc.(A)	(4,471)	(152,282)

(14.54%)	TOTAL COMMON STOCKS SOLD SHORT		(3,230,605)
	(Proceeds Received: $3,525,415)

(1.25%)	EXCHANGE TRADED FUNDS
(0.50%)	DEVELOPED ECONOMIES
	Goldman Sachs Hedge Industry VIP ETF(A)	(657)	(110,369)

(0.75%)	SECTOR FUNDS
	Technology Select Sector SPDR Fund(A)	(953)	(167,109)

(1.25%)	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		(277,478)
	(Proceeds Received: $274,166)

(15.79%)	TOTAL SECURITIES SOLD SHORT		$(3,508,083)
	(Proceeds Received: $3,799,581)

(A)Non-income producing.

QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of Short Investments - continuedJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$19,664,204	$—	$—	$19,664,204
Money Market Funds	2,175,075	—	—	2,175,075
Net Unrealized Appreciation Of Total Return Swap Contracts	34,328	—	—	34,328
	$21,873,607	$—	$—	$21,873,607
Liabilities
Common Stocks Sold Short	$(3,230,605)	$—	$—	$(3,230,605)
Exchange Traded Funds Sold Short	(277,478)	—	—	(277,478)
	$(3,508,083)	$—	$—	$(3,508,083)

QUARTERLY REPORT

HEDGEYE 130/30 EQUITY ETF

Schedule of Short Investments - continuedJuly 31, 2026 (unaudited)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $16,717,549, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,820,162
Gross unrealized depreciation	(172,186)
Net unrealized appreciation (depreciation)	$1,647,975